Long-Term Debt (Credit Facility Details) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Letters of Credit, Amount Outstanding	$ 177,141,000	$ 200,212,000
Term Facility [Member]
Line of Credit Facility [Line Items]
Term Facility, Amount Outstanding	$ 500,000,000	$ 490,000,000
Interest Rate Applicable	2.11%	3.00%
Consolidated Revolver [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities - Amount drawn	$ 980,782,000	$ 998,913,000
Letters of Credit, Amount Outstanding	177,141,000	200,212,000
Available	692,077,000	650,875,000
Consolidated Revolver [Member] | Euro Based Loans [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities - Amount drawn	$ 587,500,000	$ 575,000,000
Interest Rate Applicable	2.08%	1.99%
Consolidated Revolver [Member] | U.S. Based Loans [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities - Amount drawn	$ 10,000,000	$ 8,000,000
Interest Rate Applicable	3.75%	4.00%
Consolidated Revolver [Member] | Bankers' Acceptances [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities - Amount drawn	$ 376,057,000	$ 415,913,000
Interest Rate Applicable	2.44%	3.11%
Consolidated Revolver [Member] | Canadian Prime Rate Loans [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities - Amount drawn	$ 7,225,000	$ 0
Interest Rate Applicable	3.20%	3.75%
Consolidated Revolver [Member] | Commitment Fees [Member]
Line of Credit Facility [Line Items]
Interest Rate Applicable	0.30%	0.375%